QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: last day of February

Date of reporting period: 5/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
May 31, 2017

	Shares	Fair Value
COMMON STOCKS - 98.27%

COMPUTER/SOFTWARE - 6.86%
Check Point Software Technologies Ltd.	4,491	$503,217
Cisco Systems, Inc.	13,768	434,105

		937,322

DIVERSIFIED FINANCIAL SERVICES - 21.15%
CIT Group Inc.	8,404	378,600
Invesco Limited	11,571	366,801
JPMorgan Chase & Co.	6,283	516,148
PNC Financial Service Group, Inc.	3,367	399,663
Prudential Financial, Inc.	4,949	518,903
Regions Financial Corp.	22,671	313,767
SunTrust Banks, Inc.	7,399	394,885

		2,888,767

HEALTCHARE - 12.06%
Abbott Laboratories	10,522	480,434
Brookdale Senior Living Inc.	26,843	368,823
Parexel International Corp.	4,656	376,298
Smith & Nephew plc	11,985	421,992

		1,647,547

INSURANCE - 6.05%
MetLife, Inc.	7,758	392,477
Renaissance Holdings Ltd.	3,036	433,723

		826,200

INTEGRATED UTILITIES - 22.93%
AGCO Corp.	5,420	347,043
Cabot Oil & Gas Corp.	17,307	384,042
Edison International	4,436	361,844
National Oilwell Varco, Inc.	11,416	372,961
Owens Corning	5,967	372,341
Precision Drilling Corp.	75,049	272,428
QEP Resources, Inc.	28,141	281,410
Suncor Energy, Inc.	11,141	348,825
Xcel Energy, Inc.	8,150	390,466

		3,131,360

MEDIA - 4.95%
Omnicom Group Inc.	4,204	351,959
Twenty-First Centrury Fox, Inc.	12,029	323,580

		675,539

MISCELLANEIOUS MANUFACTURING - 10.28%
Analog Devices, Inc.	5,168	443,208
Eastman Chemical Co.	4,314	345,594
General Mills, Inc.	4,435	251,642
Regal-Beloit Corp.	4,593	363,766

		1,404,210

REAL ESTATE INVESTMENT TRUST - 3.20%
Invitation Homes Inc	6,967	149,930
Liberty Property Trust	6,982	286,890

		436,820

RETAIL - 5.96%
Bed Bath & Beyond Inc.	6,277	215,992
Dick’s Sporting Goods, Inc.	6,116	251,551
United Natural Foods, Inc.	8,674	346,439

		813,982

TRANSPORTATION - 4.83%
Thor Industries, Inc.	3,233	$292,683
Union Pacific Corp.	3,324	366,637

		659,320

TOTAL COMMON STOCKS - 98.27%		13,421,067

SHORT TERM INVESTMENTS - 1.51%
Federated Treasury Obligation Fund 0.66%*	205,742	205,742

TOTAL INVESTMENTS - 99.78%		$13,626,809
Other assets, net of liabilities - 0.23%		30,814

NET ASSETS - 100.00%		$13,657,623

*Effective 7 day yield as of May 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$ 13,421,067	-	-	$13,421,067
Money Market	205,742	-	-	205,742

	$ 13,626,809	-	-	$13,626,809

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2017.

At May 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,341,759 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,592,565
Gross unrealized depreciation	(513,257)

Net unrealized appreciation	$2,079,308

DGHM V2000 SmallCap Value Fund Schedule of Investments - (unaudited) As of May 31, 2017

	Shares	Fair Value
COMMON STOCKS - 96.37%

BANKS - 18.81%
Associated Banc-Corp.	47,010	$1,121,188
Capital Bank Financial Corp Class A	20,086	745,191
Community Trust Bancorp, Inc.	25,594	1,062,151
First Midwest Bancorp, Inc.	47,877	1,060,954
Fulton Financial Corp.	67,688	1,184,540
Greenhill & Co., Inc.	37,573	760,853
Hancock Holding Co.	25,834	1,193,531
Old National Bancorp	71,592	1,131,154
Provident Financial Services	46,032	1,074,387
Sandy Spring Bancorp, Inc.	31,650	1,214,410
WesBanco, Inc.	16,122	599,094

		11,147,453

COMMERCIAL SERVICES - 1.99%
Servicemaster Global Holdings, Inc.	31,274	1,182,157

COMPUTERS/SOFTWARE/DATA - 2.36%
PTC Inc.	24,273	1,397,639

HEALTHCARE - 4.37%
Merit Medical Systems, Inc.	28,434	1,009,407
Parexel International Corp.	10,365	837,699
Syneron Medical Ltd.	67,971	740,884

		2,587,990

INDUSTRIAL - 5.28%
The Greenbrier Companies, Inc.	16,980	751,365
HNI Corp.	22,341	961,110
Navigant Consulting, Inc.	39,814	775,975
On Assignment, Inc.	12,231	640,904

		3,129,354

INSURANCE - 7.26%
CNO Financial Group, Inc.	37,066	759,482
Employers Holdings, Inc.	31,000	1,241,550
Horace Mann Educators Corp.	25,423	972,430
Radian Group Inc.	82,711	1,328,339

		4,301,801

INVESTMENT SERVICES - 2.28%
Kennedy-Wilson Holdings Inc.	69,060	1,353,576

MATERIALS - 1.45%
PolyOne Corp.	22,943	856,692

MEDIA - 0.06%
Entravision Communications Class A	6,156	35,397

MISCELLANEOUS MANUFACTURING - 18.69%
Clearwater Paper Corp.	16,019	742,481
Continental Building Products, Inc.	36,345	886,818
Dean Foods Co.	37,409	682,340
EMCOR Group, Inc.	15,395	970,193
Global Brass & Copper Holdings, Inc.	30,897	936,179
IPG Photonics Corp.	11,429	1,589,088
Kaiser Aluminum Corp.	11,111	915,102
Mueller Industries, Inc.	29,138	824,023
NetScout Systems, Inc.	33,883	1,240,118
Nutraceutical International Corp.	7,139	298,053
Orion Engineered Carbons SA	42,703	745,167
Teradyne, Inc.	35,118	1,248,445

		11,078,007

OIL & GAS SERVICES - 6.51%
Dril-Quip, Inc.	17,898	887,741
Precision Drilling Corp.	184,059	668,134
Rice Energy Inc.	28,980	579,600
Vectren Corp.	16,456	1,009,411
WPX Energy Inc.	66,212	716,414

		3,861,300

REAL ESTATE INVESTMENT TRUSTS - 9.48%
Brandwine Realty Trust	95,478	1,664,182
Colony NorthStar, Inc.	84,908	1,199,750
Cousins Properties, Inc.	100,438	859,749
Hersha Hospitality Trust Class A	57,349	1,067,265
Kite Realty Group	45,946	825,650

		5,616,596

RETAIL - 7.90%
American Eagle Outfitters, Inc.	83,202	956,823
Deckers Outdoor Corp.	12,296	852,851
Dick’s Sporting Goods, Inc.	14,734	606,009
GameStop Corp.	25,732	569,706
Select Comfort Corp.	33,574	966,931
Weis Markets, Inc.	14,200	733,004

		4,685,324

TRANSPORTATION - 4.88%
Cooper Tire & Rubber Co.	19,957	718,452
Forward Air Corp.	3,200	166,816
Knight Transportation, Inc.	25,547	851,992
Old Dominion Freight Line, Inc.	12,930	1,154,908

		2,892,168

UTILITIES - 5.05%
El Paso Electric Co.	23,400	1,263,600
Portland General Electric Co.	17,134	811,124
Quanta Services, Inc.	29,997	919,708

		2,994,432

TOTAL COMMON STOCKS - 96.37%		57,119,886

SHORT TERM INVESTMENTS - 3.44%
Federated Treasury Obligation Fund 0.66%*	2,041,316	2,041,316

TOTAL INVESTMENTS - 99.81%		$59,161,202
Other assets, net of liabilities- 0.19%		114,372

NET ASSETS - 100.00%		$59,275,574

*Effective 7 day yield as of May 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$ 57,119,886	-	-	$57,119,886
Money Market	2,041,316	-	-	2,041,316

	$ 59,161,202	-	-	$59,161,202

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2017.

At May 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $53,009,257 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,777,870
Gross unrealized depreciation	(2,625,925)

Net unrealized appreciation	$6,151,945

DGHM MicroCap Value Fund
Schedule of Investments
As of May 31, 2017 - unaudited

	Shares	Fair Value

COMMON STOCKS - 93.91%

BANKS - 15.96%
BankFinancial Corp.	17,188	$252,320
Cascade Bancorp.	18,942	132,405
CoBiz Financial Inc.	12,416	195,428
First Bancorp	12,008	333,342
First Community Bancshares, Inc.	13,288	338,844
HomeTrust Bancshares Inc.	10,718	265,271
MainSource Financial Group, Inc.	13,127	425,052
National Bankshares, Inc.	8,267	333,160
Northrim BanCorp, Inc.	9,109	270,537
Pacific Continental Corp.	8,691	204,673
Park Sterling Corp.	29,133	338,234
Sandy Spring Bancorp, Inc.	8,242	316,245
Southwest Bancorp, Inc.	15,152	372,739

		3,778,250

CAPITAL GOODS - 11.76%
Continental Building Products, Inc.	17,859	435,760
Fly Leasing Ltd. ADR	27,686	356,596
Hurco Companies, Inc.	9,921	288,701
Huttig Building Products, Inc.	50,891	325,702
Preformed Line Products Co.	8,513	408,624
Sterling Construction Co., Inc.	49,611	505,040
Transcat, Inc.*	38,179	463,875

		2,784,298

COMMERCIAL & PROFESSIONAL SERVICES - 3.12%
CBIZ, Inc.	22,781	343,993
SP Plus Corp.	13,405	395,448

		739,441

CONSUMER DISCRETIONARY - 3.67%
Francescas Holdings Corp.	30,509	386,244
Johnson Outdoors Inc Class A	7,110	305,303
Nautilus Inc.	9,817	178,179

		869,726

CONSUMER DURABLES & APPAREL - 0.95%
Cavco Industries, Inc.	2,033	224,138

CONSUMER SERVICES - 6.36%
Ark Restaurants Corp.	21,044	540,831
Biglari Holdings, Inc.	866	329,262
Collectors Universe, Inc.	10,245	256,637
The Marcus Corp.	11,500	379,500

		1,506,230

DIVERSIFIED FINANCIALS - 1.83%
Marlin Business Services Corp.	17,034	431,812

ENERGY - 4.58%
Newpark Resources, Inc.	59,220	438,228
Ring Energy, Inc.	28,755	373,240
Tesco Corp.	58,746	273,169

		1,084,637

FINANCIALS - 6.59%
EMC Insurance Group, Inc.	14,796	401,268
Employers Holdings, Inc.	14,774	591,699
Greenhill & Co., Inc.	13,358	270,500
Western New England Bancorp, Inc.	29,701	295,525

		1,558,992

HEALTHCARE - 5.23%
Almost Family, Inc.	7,272	417,413
Cutera, Inc.	22,291	508,235
LHC Group Inc.	5,194	312,679

		1,238,327

HOUSEHOLD - 0.75%
Nutraceutical International Corp.	4,253	177,563

INFORMATION TECHNOLOGY - 2.45%
Kimball Electronics, Inc.	16,211	282,071
NCI, Inc.	15,533	296,680

		578,751

MATERIALS - 8.79%
Core Molding Technologies, Inc.	19,589	409,998
Handy & Harman Ltd.	14,011	400,014
Innophos Holdings, Inc.	6,899	291,759
Neenah Paper, Inc.	4,339	338,442
Orion Enginnered Carbons, S.A.	16,970	296,127
United States Lime & Minerals, Inc.	4,394	344,577

		2,080,917

REAL ESTATE INVESTMENT TRUSTS - 9.98%
Agree Realty Corp.	5,144	234,206
CatchMark Timber Trust, Inc.	52,917	599,020
City Office REIT, Inc.	38,422	472,206
FelCor Lodging Trust Inc.	79,377	569,133
Ramco-Gershenson Properties Trust	38,774	488,165

		2,362,730

SEMICONDUCTORS - 3.18%
Kulicke and Soffa Industries, Inc.	19,387	429,422
Rudolph Technologies, Inc.	13,545	323,726

		753,148

SOFTWARE & SERVICES - 2.56%
American Software, Inc. Class A	30,906	331,930
ARI Network Services, Inc.*	50,250	274,365

		606,295

TRANSPORTATION - 1.73%
Marten Transport, Ltd.	16,531	409,142

UTILITIES - 4.42%
Artesian Resources Corp. Class A	12,933	454,336
RGC Resources, Inc.	24,116	593,012

		1,047,348

TOTAL COMMON STOCKS - 93.91%		22,231,745

SHORT TERM INVESTMENTS - 7.76%
Federated Treasury Obligation Fund 0.66% *	1,838,049	1,838,049

TOTAL INVESTMENTS - 101.67%		24,069,794
Liabilities, net of other assets - (1.67)%		(395,132)

NET ASSETS - 100.00%		$23,674,662

*Effective 7 day yield as of May 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$22,231,745	-	-	$22,231,745
Money Market	1,838,049	-	-	1,838,049

	$24,069,794	-	-	$24,069,794

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2017.

At May 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $18,872,098 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	3,953,610
Gross unrealized depreciation	(593,963)

Net unrealized appreciation	$3,359,647

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: July 24, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: July 24, 2017